SHARE CAPITAL (Details) ¥ in Thousands, $ in Millions		1 Months Ended					12 Months Ended
	Jan. 27, 2022 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Nov. 30, 2024 shares	Feb. 29, 2024 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 CNY (¥) Vote shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Oct. 05, 2023 shares	Feb. 15, 2023 Vote shares
SHARE CAPITAL
Reissuance of treasury stock for restricted share units vested (in shares)								23,788,254	3,252,768
Proceeds from issuance of stock | ¥									¥ 2,122,123
Payment of issuance costs | ¥								¥ 35,791	¥ 1,880
Shares issued to depositary banks (in shares)				39,000,000
share repurchase | ¥							¥ 17,195
Common Class A
SHARE CAPITAL
Entitled vote per ordinary share | Vote							1
Conversion share ratio							1
Increase in number of shares										1,500,000,000
Ordinary shares, shares authorized (in shares)							2,698,935,000	2,698,935,000
Ordinary shares, shares issued (in shares)							1,609,260,305	1,611,141,743
Proceeds from issuance of stock | ¥						¥ 2,122,123
Payment of issuance costs | ¥						¥ 37,720
Share repurchase (in shares)		1,881,438	1,881,438
share repurchase		¥ 17,200	$ 2.4
Common Class A | Mr. Sheng Chen, the Founder and Co-chairperson
SHARE CAPITAL
Stock issued during period					34,744,206
Common Class A | Success Flow International Investment Limited
SHARE CAPITAL
Number of shares issued						455,296,932
Common Class A | Choice Faith Group Holdings Limited
SHARE CAPITAL
Number of shares issued						195,127,260
Common Class B
SHARE CAPITAL
Entitled vote per ordinary share | Vote							10
Ordinary shares, shares authorized (in shares)							300,000,000	300,000,000
Ordinary shares, shares issued (in shares)							30,721,723	30,721,723
Common Class C
SHARE CAPITAL
Entitled vote per ordinary share | Vote							1
Ordinary shares, shares authorized (in shares)							60,000	60,000
Ordinary shares, shares issued (in shares)							60,000	60,000
Class D ordinary shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote											500
Ordinary shares, shares authorized (in shares)											555,000
Ordinary shares, shares issued (in shares)							0
Series A Perpetual Convertible Preferred Shares
SHARE CAPITAL
Total issuance for converted preferred stock	300,000						0
ADSs
SHARE CAPITAL
Share repurchase program authorized amount | $			$ 50.0